Form N-1A Cover	Sep. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Document Effective Date	Sep. 29, 2025
Entity Central Index Key	0001518042
Document Creation Date	Sep. 29, 2025
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 29, 2025